Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares
Accounts receivable, allowance	¥ 115,380	$ 16,728	¥ 69,417	$ 10,064
Current liabilities of the VIE without recourse to the company	282,341	40,936	136,447
Non-current liabilities of the VIE without recourse to the company	123,848	17,956	64,941
Nonrecourse [Member]
Current liabilities of the VIE without recourse to the company	29,993	4,348	23,755
Non-current liabilities of the VIE without recourse to the company	¥ 5,234	$ 759	¥ 9,588
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	78,300,387	78,300,387	74,309,007	74,309,007
Ordinary shares, shares outstanding	77,309,937	77,309,937	73,723,637	73,723,637
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663	45,422,663	45,422,663
Ordinary shares, shares issued	39,026,560	39,026,560	40,136,560	40,136,560
Ordinary shares, shares outstanding	39,026,560	39,026,560	40,136,560	40,136,560